Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest and similar income	R$ 115,225,118	R$ 77,987,308	R$ 62,774,940
Interest expense and similar charges	(67,721,941)	(26,668,842)	(18,332,228)
Net interest income	47,503,177	51,318,466	44,442,712
Income from equity instruments	38,073	90,040	33,754
Income from companies accounted for by the equity method	199,179	144,184	112,261
Fee and commission income	21,237,723	20,388,089	20,606,707
Fee and commission expense	(6,361,843)	(5,114,788)	(4,378,493)
Gains (losses) on financial assets and liabilities (net)	4,153,336	221,782	12,998,060
Financial Assets At Fair Value Through Profit Or Loss	1,626,177	1,555,837	711,949
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	3,445,525	3,519,626	12,122,794
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(270,616)	205,016	172,828
Financial instruments not measured at fair value through profit or loss	(239,777)	(665,853)	(239,054)
Other	(407,973)	(4,392,844)	229,543
Exchange differences (net)	545,890	(2,002,286)	(24,700,962)
Other operating expense (net)	(841,002)	(1,119,380)	(872,510)
Total Income	66,474,533	63,926,107	48,241,529
Administrative expenses	(18,240,113)	(17,316,419)	(17,114,960)
Personnel expenses	(9,896,995)	(9,025,702)	(8,871,482)
Other administrative expenses	(8,343,118)	(8,290,717)	(8,243,478)
Depreciation and amortization	(2,585,502)	(2,433,921)	(2,579,127)
Tangible assets	(1,860,043)	(1,850,780)	(2,039,805)
Intangible assets	(725,459)	(583,141)	(539,322)
Provisions (net)	(1,215,490)	(2,179,417)	(1,656,547)
Impairment losses on financial assets (net)	(24,828,749)	(17,112,734)	(17,450,188)
Financial Assets Measured At Amortized Cost and contingent commitments	(24,828,749)	(17,112,734)	(17,450,188)
Impairment losses on other assets (net)	(161,434)	(165,799)	(84,908)
Other intangible assets	(31,251)	(30,160)	(66,269)
Other assets	(130,183)	(135,639)	(18,639)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	22,355	(15,113)	230,713
Gains (losses) on non-current assets held for sale not classified as discontinued operations	109,127	47,625	77,463
Operating Income Before Tax	19,574,727	24,750,328	9,663,975
Income taxes	(5,235,252)	(9,191,005)	3,786,778
Consolidated Net income for the period	14,339,475	15,559,324	13,450,753
Profit attributable to the Parent	14,287,093	15,528,052	13,418,529
Profit attributable to non-controlling interests	R$ 52,382	R$ 31,272	R$ 32,224